INCOME TAXES (Details 1) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Continuing Operations, Current	0.1	0.4	0.1
Continuing operations, Deferred	0.1	0	0
Continuing Operations, Income Tax Expense (Benefit)	0.2	0.4	0.1
Predecessor [Member]
Continuing Operations, Current				(0.4)
Continuing operations, Deferred				(0.7)	(7.6)	(16.1)
Continuing Operations, Income Tax Expense (Benefit)				(1.1)	(8.4)	(19.8)
Canada [Member]
Continuing Operations, Current	0	0	0
Continuing operations, Deferred	(1.0)	0	0
Continuing Operations, Income Tax Expense (Benefit)	(1.0)	0	0
Canada [Member] | Predecessor [Member]
Continuing Operations, Current				0
Continuing operations, Deferred				(1.1)
Continuing Operations, Income Tax Expense (Benefit)				(1.1)
United States [Member]
Continuing Operations, Current	0.1	0.4	0.1
Continuing operations, Deferred	1.1	0	0
Continuing Operations, Income Tax Expense (Benefit)	1.2	0.4	0.1
United States [Member] | Predecessor [Member]
Continuing Operations, Current				(0.4)
Continuing operations, Deferred				0.4
Continuing Operations, Income Tax Expense (Benefit)				0